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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Caledonia Investments plc

Address:   Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28- 13011
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Graeme P. Denison
Title:   Company Secretary
Phone:   44-20-7802-8080

Signature, Place, and Date of Signing:

  /s/ GRAEME P. DENISON        London, England           October 15, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]               City, State                  [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           11
                                         -----------

Form 13F Information Table Value Total:  $   166,343
                                         -----------
                                          (thousands)

List of Other Included Managers:

NONE

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                           Caledonia Investments plc
                          FORM 13F INFORMATION TABLE
                              September 30, 2012

                               TITLE                          SHRS
                                OF                  VALUE    OR PRN          PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP    (x$1,000)   AMT     SH/PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
--------------                 ------ ----------- --------- --------- ------ ---- ---------- ------- --------- ------ ----
AT&T Inc                       Common 00206R 10 2  $  4,524   120,000   SH           SOLE              120,000
Bristow Group, Inc.            Common 110394 10 3  $121,175 2,397,119   SH           SOLE            2,397,119
ConocoPhillips                 Common 20825C 10 0  $  2,859    50,000   SH           SOLE               50,000
Heinz H J Co                   Common 423074 10 3  $  3,357    60,000   SH           SOLE               60,000
Intel Corp                     Common 458140 10 0  $  4,984   220,000   SH           SOLE              220,000
Kimberly Clark Corp            Common 494368 10 3  $  4,289    50,000   SH           SOLE               50,000
Mattel Inc                     Common 577081 10 2  $  3,724   105,000   SH           SOLE              105,000
Pfizer Inc                     Common 717081 10 3  $  5,914   238,000   SH           SOLE              238,000
Philip Morris Intl Inc         Common 718172 10 9  $  4,947    55,000   SH           SOLE               55,000
Spectra Energy Corp            Common 847560 10 9  $  5,637   192,000   SH           SOLE              192,000
Starwood PPTY TR               Common 85571B 10 5  $  4,933   212,000   SH           SOLE              212,000